Net fee and commission income (Table)	12 Months Ended
Dec. 31, 2022
Fee and commission income (expense) [abstract]
Total fees in scope of IFRS 15 Revenues from Contracts with Customers
Fee and commission income is disaggregated below by fee types that reflect the nature of the services offered across the Group and operating segments, in accordance with IFRS 15. The below table includes a total for fees in scope of IFRS 15. Refer to Note 2 for more detailed information about operating segments.

	2022
	Barclays UK	Barclays International	Head Office	Total
	£m	£m	£m	£m
Fee type
Transactional	1,084	3,256	—	4,340
Advisory	161	964	—	1,125
Brokerage and execution	256	1,521	—	1,777
Underwriting and syndication	—	2,037	—	2,037
Other	59	153	3	215
Total revenue from contracts with customers	1,560	7,931	3	9,494
Other non-contract fee income	—	143	—	143
Fee and commission income	1,560	8,074	3	9,637
Fee and commission expense	(319)	(2,713)	(6)	(3,038)
Net fee and commission income	1,241	5,361	(3)	6,599

	2021
	Barclays UK	Barclays International	Head Office	Total
	£m	£m	£m	£m
Fee type
Transactional	871	2,572	—	3,443
Advisory	172	1,096	1	1,269
Brokerage and execution	228	1,135	—	1,363
Underwriting and syndication	—	3,425	—	3,425
Other	74	182	3	259
Total revenue from contracts with customers	1,345	8,410	4	9,759
Other non-contract fee income	—	121	—	121
Fee and commission income	1,345	8,531	4	9,880
Fee and commission expense	(218)	(1,983)	(5)	(2,206)
Net fee and commission income	1,127	6,548	(1)	7,674

	2020
	Barclays UK	Barclays International	Head Office	Total
	£m	£m	£m	£m
Fee type
Transactional	810	2,353	—	3,163
Advisory	159	693	2	854
Brokerage and execution	212	1,173	—	1,385
Underwriting and syndication	—	2,867	—	2,867
Other	71	173	9	253
Total revenue from contracts with customers	1,252	7,259	11	8,522
Other non-contract fee income	—	119	—	119
Fee and commission income	1,252	7,378	11	8,641
Fee and commission expense	(308)	(1,754)	(8)	(2,070)
Net fee and commission income	944	5,624	3	6,571